Cover	Mar. 29, 2023
Cover [Abstract]
Entity Registrant Name	Hawkeye Systems, Inc.
Entity Central Index Key	0001750777
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Mar. 29, 2023
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	83-0799093
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address City Or Town	Savannah
Entity Address State Or Province	GA
Entity Address Postal Zip Code	31405
City Area Code	912
Local Phone Number	253-0375
Entity File Number	000-56332
Entity Address Address Line 1	6605 Abercorn
Entity Address Address Line 2	Suite 204